Income Taxes (Details 3) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2010 D	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Net excess tax benefits from employee stock plan awards		$ 23,600,000	$ 16,800,000	$ 6,800,000
Extension period to submit proposed final order (in days)	90
Comment letter period (in days)	30
Reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits
Gross unrecognized tax benefits at beginning of year		39,191,000	34,300,000
Increases for tax positions taken in prior years		31,704,000	5,216,000
Increases in tax positions for the current year		23,169,000
Decreases for changes in temporary differences		(1,306,000)	(325,000)
Gross unrecognized tax benefits at end of year		92,758,000	39,191,000	34,300,000
Amount of net unrecognized tax benefits that, if recognized, would affect the effective tax rate		92,100,000	37,300,000
Interest accrued on the liability for unrecognized tax benefits and for issues identified in the Proof of Claim		7,200,000	5,600,000	7,400,000
Accrued interest and penalties related to unrecognized tax benefits and the Adversary Proceeding		$ 105,300,000